REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets	The residual values of assets transferred under repo transactions as of December 31, 2019 and 2018 are detailed below: Repo Transactions:

Book Value
December 31, 2019	319,817
December 31, 2018	—